Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Share-based payment reserves	Other reserves	Accumulated losses	Deficit attributable to the equity holders of the Parent	Non-controlling interest	Total
Balance at Dec. 31, 2019	$ 1,633	$ 25,079,283	$ 1,796,810	$ (168,259)	$ (38,642,582)	$ (11,933,115)	$ (700,078)	$ (12,633,193)
Share-based payments (note 20)			564,284			564,284		564,284
Movement in other reserves				(100,774)		(100,774)		(100,774)
Total comprehensive loss					(5,585,948)	(5,585,948)	(157,242)	(5,743,190)
Balance at Dec. 31, 2020	1,633	25,079,283	2,361,094	(269,033)	(44,228,530)	(17,055,553)	(857,320)	(17,912,873)
Share-based payments (note 20)			801,450			801,450		801,450
Movement in share capital		(21,889)				(21,889)		(21,889)
Loans converted to equity (note 27)	88	7,220,110				7,220,198		7,220,198
Transfer from other reserves during the year		(168,259)		168,259
Total comprehensive loss					(17,786,681)	(17,786,681)	(263,626)	(18,050,307)
Balance at Dec. 31, 2021	1,721	32,109,245	3,162,544	(100,774)	(62,015,211)	(26,842,475)	(1,120,946)	(27,963,421)
Share-based payments (note 20)			(1,650,054)			(1,650,054)		(1,650,054)
Issuance of Shares upon reverse recapitalization, net of issuance costs	748	73,392,243				73,392,991		73,392,991
Share based payment for service providers	29	2,899,971				2,900,000		2,900,000
Loans converted to equity (note 27)	79	7,738,105				7,738,184		7,738,184
Issuance of common shares upon exercise of warrants	24	365,676				365,700		365,700
Movement in other reserves				100,774	(100,774)
Total comprehensive loss					(61,019,350)	(61,019,350)	(201,682)	(61,221,032)
Balance at Dec. 31, 2022	$ 2,601	$ 116,505,240	$ 1,512,490		$ (123,135,335)	$ (5,115,004)	$ (1,322,628)	$ (6,437,632)